Nature of operations and business combination - Additional Information (Detail)			4 Months Ended	12 Months Ended
	Jan. 26, 2022	Feb. 12, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Apr. 30, 2022 shares	Jan. 25, 2021 shares	Feb. 28, 2019 shares
Nature Of Operations And Going Concern [Line Items]
Date of incorporation				Nov. 18, 2016
Proportion of ownership interest in subsidiary	67.00%
Share exchange ratio		0.717
Issue of equity | $					$ 6,481,381	$ 5,379,860
NumberOfSharesIssued							5,702,644	12,000	8,468
Ordinary shares [member]
Nature Of Operations And Going Concern [Line Items]
NumberOfSharesIssued		163,179,555
Shares outstanding		163,179,555		163,179,655
Private Investment In Public Equity [Member]
Nature Of Operations And Going Concern [Line Items]
Stock shares issued during the period new issues		31,549,000
Sale of stock issue price per share | $ / shares		$ 10
Issue of equity | $			$ 315,500,000
Reverse Asset Acquistion [Member]
Nature Of Operations And Going Concern [Line Items]
Expenses related to share issue | $		$ 29,600,000
Peridot Acquistion Corp [Member] | Reverse Asset Acquistion [Member]
Nature Of Operations And Going Concern [Line Items]
Stock shares issued during the period new issues		65,671,374
Issue of equity | $				$ 656,713,740
Lisiting expenses incurred | $		$ 152,700,000
Expenses related to share issue | $				26,965,445
Share based compensation fair value of consideration transferred or transferrable | $		$ 656,713,740		$ 656,713,740
Share price | $ / shares		$ 10
Peridot Acquistion Corp [Member] | Reverse Asset Acquistion [Member] | Warrants [Member]
Nature Of Operations And Going Concern [Line Items]
Share based payment transaction fair value of instruments issued other than options | $		$ 48,300,000
Number of other equity instruments issued in a share based payment arrangement value per share | $ / shares		$ 2.1
Li CycleUS Holdings Inc [Member]
Nature Of Operations And Going Concern [Line Items]
Number of shares issued in exchange for the shares of the new entity			97,508,181
Number of share options issued in the new entity			4,242,707
Li CycleUS Holdings Inc [Member] | Reverse Asset Acquistion [Member]
Nature Of Operations And Going Concern [Line Items]
Expenses related to share issue | $		$ 27,000,000
LiCycle Corp [Member]
Nature Of Operations And Going Concern [Line Items]
Number of shares exchanged for the new shares of the entity			2,552,450
Peridot Acquisition Corp [Member]
Nature Of Operations And Going Concern [Line Items]
Stock shares redeemed during the period			3,377,626
Payment made to redeem common stock | $			$ 33,800,000
Common stock shares of the previous entity converted into shares of the present entity			26,622,374
Peridot Acquisition Corp [Member] | Conversion From Class B To Class A Common Stock [Member]
Nature Of Operations And Going Concern [Line Items]
Common Stock Shares Converted From One Class To Another			7,500,000
LiCycle US Holdings Inc [Member]
Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest in subsidiary			100.00%